Reinsurance and Indemnification - Aggregate Excess Catastrophe Florida and Southeast States Reinsurance Contract (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Aggregate Excess Catastrophe Florida Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Limit of aggregate losses under aggregate excess agreement	250
Southeast States Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Limit of aggregate losses under aggregate excess agreement	250
Retention amount for catastrophe reinsurance agreement contracts	$ 250